Share capital (Tables)	3 Months Ended
Jan. 31, 2021
Text block [abstract]
Schedule of Common Shares Issued
Common shares

$ millions, except number of shares, for the three months ended		2021 Jan. 31		2020 Oct. 31	2020 Jan. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	447,085,329	$13,908	446,008,888	$13,800	445,341,675	$13,591
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	294,626	29	236,999	24	474,948	51
Shareholder investment plan	294,164	32	329,447	33	334,004	36
Employee share purchase plan	346,076	38	323,052	32	324,279	36
	448,020,195	$ 14,007	446,898,386	$13,889	446,474,906	$13,714
Purchase of common shares for cancellation	–	–	–	–	(1,497,800)	(46)
Treasury shares	(170,590)	(16)	186,943	19	4,427	1
Balance at end of period	447,849,605	$13,991	447,085,329	$13,908	444,981,533	$13,669
(1)	Includes the settlement of contingent consideration related to prior acquisitions.

Schedule of Regulatory Capital and Ratios
Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2021 Jan. 31	2020 Oct. 31
Common Equity Tier 1 (CET1) capital (1)		$31,438	$30,876
Tier 1 capital	A	35,284	34,775
Total capital		40,355	40,969

Total risk-weighted assets (RWA)		256,119	254,871

CET1 ratio		12.3%	12.1%
Tier 1 capital ratio		13.8%	13.6%
Total capital ratio		15.8%	16.1%
Leverage ratio exposure (2)	B	$756,688	$741,760
Leverage ratio	A/B	4.7%	4.7%
(1)
Includes the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. The amount is subject to certain adjustments and limitations until fiscal 2022.

(2)
Includes the impact of regulatory flexibility provided by OSFI in respect of exposures arising from central bank reserves and sovereign-issued securities that qualify as high quality liquid assets. The treatment specified by OSFI permits these items to be excluded from the leverage ratio exposure measure.